Unaudited Interim Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Basic and diluted loss per share (in Dollars per share)	$ (0.54)	$ (3.11)